Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,528,370	$ 1,226,413	$ 8,616,667	$ 1,101,045		$ 7,944,942
Less: Provision for credit losses	(23,957)	(3,084)	(225)	(29)	$ (57,453)	(241,959)	$ (30,918)	$ (189,016)
Accounts receivable, net	$ 9,504,413	$ 1,223,329	$ 8,616,442	$ 1,101,016		$ 7,702,983